INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate

	2020	2019
Net income (loss) before tax	$4,125	$(90,278)
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$1,115	$(24,181)
Permanent differences	(2,084)	11,750
Differences between Canadian and foreign tax rates	3,144	(3,035)
Change in estimate	1,668	53
Impact of foreign exchange on local currencies	2,739	3,087
Change in deferred tax assets not recognized	(2,451)	13,425
Other items	(340)	(355)
Income tax expense	$3,791	$744
Effective tax rate	92%	(1)%

Disclosure of deferred taxes

	December 31,	December 31,
	2020	2019
Deferred income tax assets	$—	$49
Deferred special mining duty asset (liabilities)	—	96
Total deferred income tax assets	—	145
Deferred income tax liabilities	(2,488)	(3,208)
Deferred withholding tax liabilities	(2,194)	(2,157)
Total deferred income tax liabilities	(4,682)	(5,365)
Net deferred income tax assets (liabilities)	$(4,682)	$(5,220)

Disclosure of temporary difference, unused tax losses and unused tax credits

	December 31,	December 31,
	2020	2019
Tax losses carried forward	$18,968	$19,394
Withholding tax liability	(2,194)	(2,157)
Mineral properties, plant and equipment	(20,298)	(24,557)
Other taxable temporary differences	(1,158)	(220)
Other deductible temporary differences	—	2,320
Net deferred income tax liabilities	$(4,682)	$(5,220)

Disclosure of detailed information about effective income tax expense recovery

	2020	2019
Current expense:
Income tax	$3,647	$135
Withholding tax	—	427
	3,647	562
Deferred tax expense (recovery):
Income tax	144	78
Withholding tax	—	104
	144	182
Income tax expense	$3,791	$744

Disclosure of unused tax losses

		2020		2019
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2040	$29,730	2026 to 2039	$2,843
	Mexico	2023 to 2030	$24,870	2020 to 2028	$21,560
	Brazil	indefinite	$79,382	indefinite	$102,357
	Peru	indefinite	$73,491	indefinite	$74,965
Capital losses	Canada	indefinite	$—	indefinite	$1,171

Disclosure of detailed information about temporary differences of unrecognized deferred tax assets

	December 31,	December 31,
	2020	2019
Tax losses carried forward	$217,342	$130,131
Mineral properties, plant and equipment	45,429	90,647
Other deductible temporary differences	105,725	143,553
Unrecognized temporary differences	$368,496	$364,331